Note 15. Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
U.S.	$ (1,025.0)	$ (422.9)	$ (144.0)
Foreign	(203.6)	(157.6)	(63.8)
Loss before income tax (benefit) expense and equity in earnings (loss) of equity method investments	(1,228.6)	(580.5)	(207.8)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal Tax Expense (Benefit)	2.5	(14.7)	40.8
Deferred Federal Income Tax Expense (Benefit)	(40.0)	47.5	(0.2)
Federal Income Tax Expense (Benefit), Continuing Operations	(37.5)	32.8	40.6
Current State and Local Tax Expense (Benefit)	1.9	0.4	(14.0)
Deferred State and Local Income Tax Expense (Benefit)	(2.7)	(6.0)	0.7
State and Local Income Tax Expense (Benefit), Continuing Operations	(0.8)	(5.6)	(13.3)
Current Foreign Tax Expense (Benefit)	15.4	(11.7)	25.4
Deferred Foreign Income Tax Expense (Benefit)	(15.7)	(16.7)	8.6
Foreign Income Tax Expense (Benefit), Continuing Operations	(0.3)	(28.4)	34.0
Current Income Tax Expense (Benefit)	19.8	(26.0)	52.2
Deferred Income Tax Expense (Benefit)	(58.4)	24.8	9.1
Income Tax Expense (Benefit), Continuing Operations	$ (38.6)	$ (1.2)	$ 61.3
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax at federal statutory rate	(35.00%)	(35.00%)	(35.00%)
Effect of foreign operations	8.30%	(18.80%)	(17.80%)
Foreign incentives	(0.00%)	(0.00%)	(0.00%)
Foreign repatriation	(2.00%)	(0.00%)	(0.80%)
State income taxes, net of U.S. federal benefit	(0.70%)	(0.40%)	(1.20%)
Tax authority positions, net	(0.00%)	0.20%	5.90%
Valuation allowance	12.30%	52.00%	76.60%
Non-deductible or non-taxable items	12.80%	(0.00%)	(0.00%)
Other, net	1.10%	1.80%	1.70%
Effective tax rate	(3.20%)	(0.20%)	29.40%
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	$ 15.7	$ 49.7
Additions based on tax positions related to the current year	0.0	7.8
Additions due to acquisition of existing entities	1.0	0.0
Reductions due to settlement with tax authorities	0.0	(34.0)
Decreases for tax positions of prior years	0.0	(7.8)
End of year	16.7	15.7	$ 49.7
Deferred tax assets:
Inventories	3.1	6.2
Restructuring liabilities	16.1	77.0
Accrued liabilities	51.4	42.1
Renewable energy systems	581.5	571.0
Deferred revenue	73.2	51.3
Property, plant and equipment	32.1	0.0
Medical and other employee benefits	1.4	0.0
Investment in partnerships	85.7	0.0
Net operating loss carry forwards	446.5	109.1
Foreign tax credits	296.9	252.9
Other	37.2	75.3
Total deferred tax assets	1,650.2	1,184.9
Valuation allowance	(1,133.4)	(648.3)
Net deferred tax assets	516.8	536.6
Deferred tax liabilities:
Renewable energy systems	(416.5)	(372.8)
Property, plant and equipment	(19.3)	(51.3)
Medical and other employee benefits	0.0	(16.4)
Branch operations	(44.5)	(51.8)
Foreign repatriation	25.1
Other	(6.7)	0.0
Total deferred tax liabilities	(487.0)	(492.3)
Deferred Tax Assets, Net of Valuation Allowance, Classification [Abstract]
Current deferred tax assets (reported in prepaid and other current assets)	30.1	82.1
Non-current deferred tax liabilities (reported in other liabilities)	(11.7)	(0.1)
Non-current deferred tax assets (reported in other assets)	77.6	34.2
Non-current deferred tax liabilities (reported in other liabilities)	(66.2)	(71.9)
Total	$ 29.8	$ 44.3